Share-based payments - Disclosure of Changes In Share Options (Details)	Jun. 30, 2021 shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options outstanding (in shares)	1,670,524
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)										450,000
Total number of share options granted (in shares)										6,400
Total number of shares to which the share options were likely to give right (in shares)										6,400
Exercise price (in euros per share) | € / shares										€ 13.05
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	6,000
Total number of share options outstanding (in shares)	400
Maximum number of shares available for subscription (in shares)	120
Maximum total number of shares that may be subscribed (in shares)	400
OSA 2016-1 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)										0
OSA 2016-1 Performance | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)										2
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)									450,000
Total number of share options granted (in shares)									4,000
Total number of shares to which the share options were likely to give right (in shares)									4,000
Exercise price (in euros per share) | € / shares									€ 14.26
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	4,000
Maximum number of shares available for subscription (in shares)	4,000
Maximum total number of shares that may be subscribed (in shares)	4,000
OSA 2016-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)									0
OSA 2016-2 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)									1
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)								450,000
Total number of share options granted (in shares)								3,500
Total number of shares to which the share options were likely to give right (in shares)								3,500
Exercise price (in euros per share) | € / shares								€ 14.97
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	3,000
Total number of share options outstanding (in shares)	500
Maximum number of shares available for subscription (in shares)	500
Maximum total number of shares that may be subscribed (in shares)	500
OSA 2017 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)								0
OSA 2017 Ordinary | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)								2
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)							526,800
Total number of share options granted (in shares)							62,000
Total number of shares to which the share options were likely to give right (in shares)							62,000
Exercise price (in euros per share) | € / shares							€ 12.87
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	10,000
Total number of share options outstanding (in shares)	52,000
Maximum number of shares available for subscription (in shares)	52,000
Maximum total number of shares that may be subscribed (in shares)	52,000
OSA 2018 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)							0
OSA 2018 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)							5
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)						648,000
Total number of share options granted (in shares)						37,500
Total number of shares to which the share options were likely to give right (in shares)						37,500
Exercise price (in euros per share) | € / shares						€ 11.08
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	8,750
Total number of share options outstanding (in shares)	28,750
Maximum number of shares available for subscription (in shares)	19,165
Maximum total number of shares that may be subscribed (in shares)	28,750
OSA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)						0
OSA 2019-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)						12
OSA 2019 LLY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)					650,000
Total number of share options granted (in shares)					500,000
Total number of shares to which the share options were likely to give right (in shares)					500,000
Exercise price (in euros per share) | € / shares					€ 6.41
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	500,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	500,000
OSA 2019 LLY | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					500,000
OSA 2019 LLY | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					500,000
OSA 2019 LLY | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)				650,000
Total number of share options granted (in shares)				407,972
Total number of shares to which the share options were likely to give right (in shares)				407,972
Exercise price (in euros per share) | € / shares				€ 6.25
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	14,298
Total number of share options outstanding (in shares)	393,674
Maximum number of shares available for subscription (in shares)	172,147
Maximum total number of shares that may be subscribed (in shares)	393,674
OSA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				180,000
OSA 2020 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				120,000
OSA 2020 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				60,000
OSA 2020 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				104
OSA 2021-04 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)			850,000
Total number of share options granted (in shares)			143,200
Total number of shares to which the share options were likely to give right (in shares)			143,200
Exercise price (in euros per share) | € / shares			€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	143,200
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	143,200
OSA 2021-04 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			0
OSA 2021-04 Ordinary | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			13
OSA 2021-04 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)			1,000,000
Total number of share options granted (in shares)			428,000
Total number of shares to which the share options were likely to give right (in shares)			428,000
Exercise price (in euros per share) | € / shares			€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	428,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	428,000
OSA 2021-04 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			240,000
OSA 2021-04 Performance | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			180,000
OSA 2021-04 Performance | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			60,000
OSA 2021-04 Performance | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			14
OSA 2021-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)		1,000,000
Total number of share options granted (in shares)		60,000
Total number of shares to which the share options were likely to give right (in shares)		60,000
Exercise price (in euros per share) | € / shares		€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	60,000
OSA 2021-06 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		60,000
OSA 2021-06 Performance | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options granted (in shares)		60,000
Total number of shares to which the share options were likely to give right (in shares)		60,000
OSA 2021-06 Performance | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2021-06 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)		850,000
Total number of share options granted (in shares)		60,000
Total number of shares to which the share options were likely to give right (in shares)		60,000
Exercise price (in euros per share) | € / shares		€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	60,000
OSA 2021-06 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		60,000
OSA 2021-06 Ordinary | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options granted (in shares)		60,000
Total number of shares to which the share options were likely to give right (in shares)		60,000
OSA 2021-06 Ordinary | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		0